Note 5 - Accrued Liabilities	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

5.         Accrued Liabilities

Accrued liabilities consisted of the following as of December 31, 2014 and 2013 (in thousands):

	December 31,
	2014	2013
Accrued professional fees	$117	$15
Accrued vacation	86	81
Accrued interest	-	237
Accrued loan balloon payment	-	76
Accrued loan restructuring fees	-	27
Accrued severence pay	-	59
Other accruals	20	21
Total accrued liabilities	$223	$516